Investor Report
Mercedes-Benz Auto Receivables Trust 2015-1
Collection Period Ended

Amounts in USD
31-Dec-2015
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
6
15-Jan-2016
Distribution Date
31-Dec-2015
1-Dec-2015
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
13-Jan-2016
Record Date
14-Jan-2016
30
31
15-Jan-2016
15-Dec-2015
15-Jan-2016
15-Dec-2015
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
89,716,049.88
44,041,652.39
45,674,397.49
Class A-1 Notes
119.354072
369,000,000.00
0.123779
323,000,000.00
0.00
323,000,000.00
Class A-2A Notes
0.000000
323,000,000.00
1.000000
215,000,000.00
0.00
215,000,000.00
Class A-2B Notes
0.000000
215,000,000.00
1.000000
441,580,000.00
0.00
441,580,000.00
Class A-3 Notes
0.000000
441,580,000.00
1.000000
157,000,000.00
0.00
157,000,000.00
Class A-4 Notes
0.000000
157,000,000.00
1.000000
1,226,296,049.88
1,182,254,397.49
44,041,652.39
Total Note Balance
1,505,580,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
56,108,399.62
38,604,702.13
1,264,900,752.01
38,604,702.13
Pool Balance
1,323,250,542.87
1,276,967,499.24
1,616,945,465.46
1,544,188,085.19
72,757,380.27
58,349,790.86
1,220,859,099.62
38,608,085.19
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
38,604,702.13
2.50%
2.50%
38,608,085.19
2.50%
38,604,702.13
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.390000%
30,129.64
0.081652
44,071,782.03
119.435724
Class A-2A Notes
0.820000%
220,716.67
0.683333
220,716.67
0.683333
Class A-2B Notes
0.600500%
111,175.90
0.517097
111,175.90
0.517097
Class A-3 Notes
1.340000%
493,097.67
1.116667
493,097.67
1.116667
Class A-4 Notes
1.750000%
228,958.33
1.458333
228,958.33
1.458333
$45,125,730.60
Total
$1,084,078.21

Investor Report
Mercedes-Benz Auto Receivables Trust 2015-1
Collection Period Ended

Amounts in USD
31-Dec-2015
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
49,240,961.51
Recoveries
0.00
45,965,257.68
49,240,961.51
18,141.54
136,044.34
3,117,728.26
3,789.69
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
1,102,708.79
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
1,084,078.21
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
44,041,652.39
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
3,012,522.12
Total Distribution
49,240,961.51
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
1,102,708.79
1,102,708.79
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
1,084,078.21
1,084,078.21
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
30,129.64
0.00
30,129.64
thereof on Class A-2A Notes
220,716.67
0.00
220,716.67
thereof on Class A-2B Notes
111,175.90
0.00
111,175.90
thereof on Class A-3 Notes
493,097.67
0.00
493,097.67
thereof on Class A-4 Notes
228,958.33
0.00
228,958.33
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
1,084,078.21
1,084,078.21
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
44,041,652.39
0.00
44,041,652.39
Aggregate Principal Distributable Amount
44,041,652.39
44,041,652.39
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2015-1
Collection Period Ended

Amounts in USD
31-Dec-2015
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,860,470.21
0.00
0.00
3,860,470.21
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
3,478.73
310.96
310.96
310.96
3,789.69
3,860,470.21
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2015-1
Collection Period Ended

Amounts in USD
31-Dec-2015
Pool Statistics
Principal Gross Losses
Pool Data
1,616,945,465.46
2.82%
48.81
16.58
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
1,323,250,542.87
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
15,767,771.88
0.00
317,785.95
1,276,967,499.24
46,256
47,125
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
51,910
30,197,485.80
2.83%
54.86
Pool Factor
78.97%
10.12

Investor Report
Mercedes-Benz Auto Receivables Trust 2015-1
Collection Period Ended

Amounts in USD
31-Dec-2015
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
1,276,967,499.24
46,256
100.00%
91-120 Days Delinquent
9
0.03%
428,861.82
61-90 Days Delinquent
26
0.08%
1,006,338.83
31-60 Days Delinquent
72
0.21%
2,627,135.80
Current
99.68%
1,272,905,162.79
46,149
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Loss Statistics
Average Net Loss / (Gain)
17,994.28
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.122%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
0.153%
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
629,799.85
165,745.27
Principal Net Loss / (Gain)
Principal Recoveries
133,898.69
579,322.03
Principal Net Liquidation Proceeds
18,141.99
77,110.27
Principal Gross Losses
317,785.95
1,286,232.15
11
35
Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.039%
(1) Losses includes accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
(0.137%)
0.197%
0.276%